Debentures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	R$ 16,646,924	R$ 12,627,365	R$ 9,619,106
GrossDebuntures	16,849,235	12,773,954
DebunturesTransactionCost	(218,289)	(146,589)
Debenture Fair value adjustment	15,978	0
Notes and debentures issued	16,646,924	12,627,365
Debentures, current	1,850,538	2,025,110
Debentures, noncurent	14,796,386	10,602,255
Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	6,225,085	4,982,090
Debenture Fair value adjustment	9,559
Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	8,337,768	7,209,707
Debenture Fair value adjustment	6,419
Copel surety guarantee | Debentures 5th Issue [Member] | Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	0	82,619
Copel surety guarantee | Debentures 5th Issue [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	472,350	678,738
Copel surety guarantee | Debentures 6th Issue [Member] | Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	0	276,193
Copel surety guarantee | Debentures 6th Issue [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	641,867	1,620,153
Copel surety guarantee | Debentures 7th Issue [Member] | Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	1,041,335	1,598,771
Copel surety guarantee | Debentures 7th Issue [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	1,264,553	1,397,531
Copel surety guarantee | Debentures 8th Issue [Member] | Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	1,417,381	1,386,822
Copel surety guarantee | Debentures 8th Issue [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	402,824	1,206,459
Copel surety guarantee | Debentures 9th Issue | Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	1,652,545	1,637,685
Copel surety guarantee | Debentures 9th Issue | Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	2,377,775	2,306,826
Copel surety guarantee | Debentures 10th Issue [Member] | Copel GeT
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	2,113,824	0
Copel surety guarantee | Debentures 10th Issue [Member] | Copel DIS
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	3,178,399	0
Copel surety guarantee | Debentures 1st Issue [Member] | Copel Servicos
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	71,610	71,247
Real and Copel surety guarantee | Debentures 2nd Issue [Member] | Complexo Brisa [Member]
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	65,631	183,225
Real and Copel surety guarantee | Debentures 1st Issue [Member] | Cutia [Member]
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	316,081	327,685
Real | Debentures 2nd Issue [Member] | Mata De Santa Genebra [Member]
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	185,535	0
Real | Debentures 3nd Issue | Mata De Santa Genebra [Member]
Disclosure of detailed information about borrowings [line items]
DebenturesAmount	R$ 1,647,525	R$ 0